Schedule of Investments
September 30, 2019
(Unaudited)
Invesco Alternative Strategies Fund
Schedule of Investments in Affiliated Issuers–99.89%(a)
	% of Net Assets 09/30/19	Value 12/31/18	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/19	Value 09/30/19
Alternative Funds–28.56%
Invesco DB Base Metals Fund	2.23%	$73,487	$19,110	$(19,160)	$(1,128)	$(1,945)	$—	4,764	$70,364
Invesco DB Silver Fund	1.83%	62,804	14,445	(25,548)	8,185	(2,077)	—	2,322	57,809
Invesco Global Targeted Returns Fund, Class R6	24.50%	733,676	109,469	(97,288)	28,524	(2,621)	—	78,431	771,760
Total Alternative Funds		869,967	143,024	(141,996)	35,581	(6,643)	—		899,933
Asset Allocation Funds–28.72%
Invesco Balanced-Risk Allocation Fund, Class R6(b)	14.27%	440,269	53,743	(95,188)	48,739	2,083	—	39,270	449,646
Invesco Balanced-Risk Commodity Strategy Fund, Class R6	1.96%	71,921	17,137	(27,633)	2,209	(1,887)	—	9,832	61,747
Invesco Macro Allocation Strategy Fund, Class R6	12.49%	373,309	79,978	(74,585)	15,344	(614)	—	41,633	393,432
Total Asset Allocation Funds		885,499	150,858	(197,406)	66,292	(418)	—		904,825
Domestic Equity Funds–17.10%
Invesco All Cap Market Neutral Fund, Class R6(b)	13.66%	403,846	129,949	(64,550)	(15,601)	(23,420)	—	60,255	430,224
Invesco Long/Short Equity Fund, Class R6(b)	3.44%	122,911	31,516	(39,661)	5,650	(11,913)	—	12,558	108,503
Total Domestic Equity Funds		526,757	161,465	(104,211)	(9,951)	(35,333)	—		538,727
Fixed Income Fund–2.03%
Invesco Floating Rate Fund, Class R6	2.03%	59,868	6,686	(4,054)	1,503	(194)	2,472	8,646	63,809
Foreign Equity Funds–19.18%
Invesco Global Infrastructure Fund, Class R6	4.57%	113,127	48,313	(45,058)	26,931	507	1,485	12,137	143,820
Invesco Global Market Neutral Fund, Class R6	14.61%	444,246	122,057	(47,681)	(28,502)	(29,725)	—	77,377	460,395
Total Foreign Equity Funds		557,373	170,370	(92,739)	(1,571)	(29,218)	1,485		604,215
Real Estate Funds–4.14%
Invesco Global Real Estate Fund, Class R6	4.14%	117,094	25,029	(31,436)	20,327	(472)	2,556	9,823	130,542
Money Market Funds–0.16%
Invesco Government & Agency Portfolio, Institutional Class, 1.83%(c)	0.06%	4,569	213,632	(216,454)	—	—	110	1,747	1,747
Invesco Liquid Assets Portfolio, Institutional Class, 1.98%(c)	0.04%	3,264	152,594	(154,610)	—	—	84	1,248	1,248
Invesco Treasury Portfolio, Institutional Class, 1.79%(c)	0.06%	5,222	244,151	(247,376)	—	—	125	1,997	1,997
Total Money Market Funds		13,055	610,377	(618,440)	—	—	319		4,992
TOTAL INVESTMENTS IN Affiliated Issuers (Cost $3,315,910)	99.89%	$3,029,613	$1,267,809	$(1,190,282)	$112,181	$(72,278)	$6,832		$3,147,043
OTHER ASSETS LESS LIABILITIES	0.11%								3,452
NET ASSETS	100.00%								$3,150,495
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from September 30, 2019.
(c)	The rate shown is the 7-day SEC standardized yield as of September 30, 2019.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Alternative Strategies Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2019
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of September 30, 2019, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Alternative Strategies Fund